Accounting Policies and Basis for Preparation - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2024 ARS ($)	Dec. 31, 2023
Disclosure of changes in accounting estimates [line items]
Reference exchange rate, U.S. Dollars	1,032.5	808.48
Recognized impairment on value of real estate	$ 2,175,874
Impairment loss on real estate	$ 18,564,440
Legal reserve as percentage of net income	5.00%
Percentage of legal reserves equal to capital stock	20.00%
Net income percentage appropriated to legal reserve	20.00%
Bottom of range | Liability Insurance Contract
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	65.00%
Top of range | Liability Insurance Contract
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	67.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of changes in accounting estimates [line items]
Risk adjustment confidence level	75.00%